Investment Properties (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 367,586	¥ 367,468	¥ 376,739
Rental income	81,608	76,381	¥ 76,001
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 1,202,626	¥ 1,230,191